Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2024
Kurv Technology Titans Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Technology Titans Select ETF NAV
Average Annual Return, Percent	7.75%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	8.94%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Average Annual Return, Percent	5.90%